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                                                                          ZURICH

                Zurich Money Funds

report

                Zurich Money Market Fund

                Zurich Government
                Money Fund

                Zurich Tax-Free Money Fund






                Semiannual Report to Shareholders
                for the Period Ended January 31, 2001
table of contents


                3   Fund objectives

                4   Performance summary

                7   Variables affecting performance

                8   Performance review

                9   Terms to know

               10   Portfolio composition

               11   Portfolio of investments

               28   Financial statements

               33   Financial highlights

               36   Notes to financial statements
fund objectives

Zurich Money Funds (the "Trust") is an open-end, diversified, management investment company offering a choice of three investment funds. Each fund invests in high-quality short-term money market instruments consistent with its specific objective as outlined below.

Like all money market funds, an investment in these funds is not insured or guaranteed by the FDIC or any other government agency. Although money funds seek to preserve your investment at $1.00 per share, it is possible to lose money.

Zurich Money Market Fund

This fund seeks maximum current income to the extent consistent with stability of principal by investing primarily in commercial paper, securities of the U.S. Government, its agencies, and bank certificates of deposit.

Zurich Government Money Fund

This fund seeks maximum current income to the extent consistent with stability of principal by investing exclusively in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.

Zurich Tax-Free Money Fund

This fund seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of principal from a portfolio of short-term, high-quality tax-exempt municipal securities.

Zurich Money Market Fund

Yield Comparison

Zurich Money Market Fund is compared to the First Tier Money Fund Average which consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities tracked by iMoneyNet, Inc. Returns are historical and do not guarantee future results. Fund yields fluctuate.

7-day yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

Fund Yield vs. First Tier Money Fund Average
-----------------------------------------------------

                           Weekly 7-Day Average Yield

            Fund Yield                First Tier Money Fund Average

   8/1/2000    6.31%                              5.91%
               6.34                               5.90
               6.36                               5.92
               6.39                               5.90
               6.35                               5.91
               6.35                               5.90
               6.36                               5.90
               6.32                               5.90
               6.32                               5.91
               6.33                               5.90
               6.33                               5.87
               6.34                               5.90
               6.38                               5.90
               6.35                               5.91
               6.35                               5.89
               6.35                               5.89
               6.39                               5.90
               6.34                               5.91
               6.22                               5.91
               6.27                               5.90
               6.31                               5.90
               6.31                               5.89
               6.32                               5.86
               6.25                               5.76
               6.12                               5.65
               6.06                               5.55
   1/30/2001   5.84                               5.47



Competitive Ranking

The rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/2001. The Lipper category used for comparison is the Lipper Money Market Instrument Fund category. Rankings are historical and do not guarantee future performance.

Lipper Ranking
-----------------------------------------------------

       Top Fund      #1 of 50 funds       20 years
  ------------------------------------------------
       Top 11%       #15 of 142 funds     10 years
  ------------------------------------------------
       Top 8%        #21 of 256 funds      5 years
  ------------------------------------------------
       Top 4%        #16 of 368 funds      1 year
  ------------------------------------------------


10-Year Performance

This chart shows the value of a hypothetical $10,000 investment in Zurich Money Market Fund over the past 10 fiscal years with all dividends reinvested. The returns shown are historical and do not represent future performance.

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

10-Year Performance
-----------------------------------------------------

                Performance of a $10,000 Hypothetical Investment

                            1/31/1991    $10000
                                          10573
                                          10931
                                          11244
                                          11716
                                          12379
                                          13023
                                          13722
                                          14437
                                          15162
                            1/31/2001     16117

Zurich Government Money Fund

Yield Comparison

Zurich Government Money Fund is compared to the Government Money Fund Average which consists of all non-institutional government money market funds tracked by iMoneyNet, Inc. Returns are historical and do not guarantee future results. Fund yields fluctuate.

7-day yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

Fund Yield vs. Government Money Fund Average
-----------------------------------------------------

                           Weekly 7-Day Average Yield

            Fund Yield                Government Money Fund Average

   8/1/2000    6.20%                              5.76%
               6.22                               5.73
               6.20                               5.76
               6.26                               5.77
               6.19                               5.79
               6.22                               5.82
               6.14                               5.80
               6.17                               5.80
               6.25                               5.78
               6.19                               5.79
               6.19                               5.76
               6.22                               5.79
               6.21                               5.80
               6.22                               5.83
               6.25                               5.82
               6.27                               5.83
               6.26                               5.85
               6.25                               5.86
               6.19                               5.85
               6.13                               5.83
               6.19                               5.82
               6.17                               5.75
               6.11                               5.67
               5.97                               5.56
               5.70                               5.46
               5.74                               5.38
   1/30/2001   5.68                               5.38


Competitive Ranking

The rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/2001. The category used for comparison is the Lipper Government Money Market Fund category. Rankings are historical and do not guarantee future performance.

Lipper Ranking
-----------------------------------------------------

       Top 6%        #2 of 32 funds       15 years
  ------------------------------------------------
       Top 10%       #5 of 54 funds       10 years
  ------------------------------------------------
       Top 6%        #6 of 100 funds       5 years
  ------------------------------------------------
       Top 3%        #4 of 134 funds       1 year
  ------------------------------------------------


10-Year Performance

This chart shows the value of a hypothetical $10,000 investment in Zurich Government Money Fund over the past 10 fiscal years, with all dividends reinvested. The returns shown are historical and do not represent future performance.

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

10-Year Performance
-----------------------------------------------------

                Performance of a $10,000 Hypothetical Investment

                      1/31/1991      $10000
                                      10561
                                      10925
                                      11242
                                      11713
                                      12378
                                      13020
                                      13715
                                      14416
                                      15115
                      1/31/2001       16051

Zurich Tax-Free Money Fund

Yield Comparison

Zurich Tax-Free Money Fund is compared to the Tax-Free Money Fund Average which consists of all non-institutional tax-free money market funds tracked by iMoneyNet, Inc. Returns are historical and do not guarantee future results. Fund yields fluctuate. Income from Zurich Tax-Free Money Fund may be subject to state and local taxes and the alternative minimum tax. 7-day yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

Fund Yield vs. Tax-Free Money Fund Average
-----------------------------------------------------

                           Weekly 7-Day Average Yield

                  Fund Yield                First Tier Money Fund Average

   8/1/2000          3.97                                3.53
                     3.86                                3.31
                     3.90                                3.46
                     3.91                                3.46
                     3.93                                3.47
                     3.97                                3.49
                     3.77                                3.27
                     3.84                                3.38
                     4.07                                3.64
                     4.54                                4.16
                     4.09                                3.64
                     3.97                                3.47
                     4.00                                3.49
                     4.03                                3.59
                     3.98                                3.58
                     4.04                                3.65
                     4.11                                3.73
                     4.12                                3.63
                     3.96                                3.49
                     3.77                                3.14
                     3.94                                3.37
                     4.15                                3.66
                     4.35                                3.88
                     3.44                                2.76
                     2.60                                2.03
                     2.59                                1.91
   1/30/200          3.83                                3.33


Competitive Ranking

The rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/2001. The category used for comparison is the Lipper Tax-Exempt Money Market Fund category. Rankings are historical and do not guarantee future performance.

Lipper Ranking
-----------------------------------------------------

       Top 10%       #8 of 76 funds       10 years
  ------------------------------------------------
       Top 5%        #6 of 115 funds       5 years
  ------------------------------------------------
       Top 5%        #7 of 133 funds       1 year
  ------------------------------------------------


10-Year Performance

This chart shows the value of a hypothetical $10,000 investment in Zurich Tax-Free Money Fund over the past 10 fiscal years, with all dividends reinvested. The returns shown are historical and do not represent future performance.

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

10-Year Performance
-----------------------------------------------------

                Performance of a $10,000 Hypothetical Investment

                   1/31/1991          10000
                                      10430
                                      10716
                                      10955
                                      11263
                                      11682
                                      12070
                                      12487
                                      12894
                                      13284
                   1/31/2001          13803
variables affecting performance


The investment manager invests in high-quality, short-term securities that are consistent with each fund's specific objectives.

Our primary goal is to provide competitive yields while maintaining preservation of principal and a high degree of liquidity. The specific securities selected by our portfolio managers have a major impact on reaching this goal. Additionally, our portfolio managers must continuously analyze other variables, which affect share price stability and fund performance. Three of the most important variables factored into the decision-making process are:

Monetary Policy

Monetary Policy is managed by the Federal Reserve Board (the "Fed") and has a direct impact on short-term interest rates. If the Fed determines that inflation is climbing, it will enact a policy to decrease or "tighten" the money supply. With less money available, money lenders can command higher interest rates on the money market securities they buy. On the other hand, if the Fed determines the economy is heading toward a recession, it will increase or "ease" the money supply. With more money for borrowers to access, the interest rates for money market securities decline.

Interest Rates

Interest Rates will affect money fund yields because as investments mature, the cash received will be reinvested at current money market rates, which could be either higher or lower. Reinvesting at higher interest rates generally means higher yields for money funds and reinvesting at lower rates generally means lower yields.

Average Length of Maturity

Average Length of Maturity affects the timing of reinvesting cash from maturing investments. If interest rates are expected to rise, decreasing the portfolio's average length of maturity would enable the fund to purchase higher-yielding money market securities sooner. Conversely, if rates were expected to decrease, the fund would invest in money market securities with a longer length of maturity in order to maintain higher yields longer.

(Also see "Terms to Know" section)
performance review


An interview with portfolio manager Frank Rachwalski

Frank Rachwalski has over 25 years of investment experience. He is a managing director of Zurich Scudder Investments, Inc. and is vice president and lead portfolio manager of all of the firm's money market funds. Mr. Rachwalski holds a B.B.A. and a M.B.A. degrees from Loyola University, Chicago. The following is Mr. Rachwalski's review of the economic conditions and fund results during the report period and what may happen in the months ahead.

--------------------------------------------------------------------------------


Market Review

At the December Federal Open Market Committee ("FOMC") meeting, the target for Federal Funds was retained at 6.5%, but a bias to lower rates was adopted. As January ended, we saw soft economic data as measured by fourth quarter gross domestic product and consumer sentiment. However, equity markets have been volatile, accompanied by business entrenchment, specifically, layoffs and downsizing. Most importantly the FOMC has embarked on a course of lowering interest rates and Federal Reserve Chairman Alan Greenspan has endorsed tax cuts. In this context, the yield curve has shown signs of stabilizing with the give-up for extension from 1 to 12 months remaining at roughly 50 basis points.

Outlook and Strategy

The focal point of our analytical efforts will be the extent and duration of the economic slowdown. In this regard we feel the second half of 2001 will be stronger than the first six months. Assuming the job market remains relatively firm, coupled with reasonable capital markets aided by lower interest rates and boosted by a tax cut, we expect consumer spending and sentiment will strengthen as we move forward. The real risk still remains that a hard landing will occur but we are optimistic based on our analysis.



--------------------------------------------------------------------------------
The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report, as stated on the cover. The manager's views are subject to change at any time, based on market and other considerations.

terms to know


7-Day Average Yield  Every money market fund calculates its
                     yield according to a standardized method prescribed by the Securities and Exchange Commission. Each day's yield is an average taken over a 7-day period. This average helps to minimize the effect of daily fluctuation in fund income, and therefore yield.

Maturity Maturity is the time remaining before an issuer is scheduled to repay the principal amount on a debt security. Money market instruments are debt securities.

Federal Funds        Commercial banks are required to keep these funds on
("Fed Funds")        deposit at the Federal Reserve Bank in their district. In
                     order to meet these reserve requirements, occasionally commercial banks need to borrow funds. These funds are borrowed from banks that have an excess of the required amount on hand in what is called the "Fed Funds
                     Market." The interest rate on these loans is called the "Fed Funds Rate" and is the key money market rate which influences all other short-term rates.

portfolio composition


Zurich Money Market Fund
On 1/31/2001*

A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

    Commercial paper                                                         80%
    Certificates of deposit                                                  17%
    Short-term notes                                                          3%
--------------------------------------------------------------------------------
    Total                                                                   100%
--------------------------------------------------------------------------------

                          Weighted Average Maturity**
                          ------------------------------------------------------
                          Zurich Money Market Fund                      32 days
                          First Tier Money Fund Average                 44 days

Zurich Government Money Fund
On 1/31/2001*

A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

    Short-term notes                                                         63%
    Repurchase agreements                                                    37%
--------------------------------------------------------------------------------
    Total                                                                   100%
--------------------------------------------------------------------------------

                          Weighted Average Maturity**
                          ------------------------------------------------------
                          Zurich Government Money Fund                  38 days
                          Government Money Fund Average                 39 days

Zurich Tax-Free Money Fund
On 1/31/2001*

A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

     Variable rate demand securities                                         62%
     Other securities                                                        38%
--------------------------------------------------------------------------------
     Total                                                                  100%
--------------------------------------------------------------------------------

                          Weighted Average Maturity**
                          ------------------------------------------------------
                          Zurich Tax-Free Money Fund                    19 days
                          Tax-Free Money Fund Average                   38 days

*    Portfolio composition and holdings are subject to change.

** The funds are compared to their respective iMoneyNet category: The First Tier Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities; Government Money Fund Average includes all non-institutional government money market funds; Tax-Free Money Fund Average consists of all non-institutional tax-free money market funds. Weighted average maturity is as of 1/31/2001.

portfolio of investments

January 31, 2001

                                                        Principal
                                                       Amount ($)        Value ($)
--------------------------------------------------------------------------------------

Zurich Money Market Fund
--------------------------------------------------------------------------------------

Repurchase Agreements 0.1%
--------------------------------------------------------------------------------------
State Street Bank and Trust Co.,
   5.63% to be repurchased at $6,181,967 on
   2/1/2001** (Cost: $6,181,000)                          6,181,000        6,181,000
--------------------------------------------------------------------------------------

Commercial Paper 79.5%
--------------------------------------------------------------------------------------
Ace Overseas Corp., 6.54%, 2/6/2001                      15,000,000       14,986,375
--------------------------------------------------------------------------------------
Ace Overseas Corp., 6.5%***, 2/20/2001                   50,000,000       49,827,153
--------------------------------------------------------------------------------------
Ace Overseas Corp., 6.4%***, 3/12/2001                   25,000,000       24,826,125
--------------------------------------------------------------------------------------
Alpine Securitization, 5.57%, 2/23/2001                  25,000,000       24,912,153
--------------------------------------------------------------------------------------
Alpine Securitization, 5.87%***, 2/26/2001               80,000,000       79,676,111
--------------------------------------------------------------------------------------
American General Finance, 6.83%*, 3/14/2001              20,000,000       20,030,962
--------------------------------------------------------------------------------------
Asset Portfolio Funding, 5.94%***, 2/13/2001             50,000,000       49,901,500
--------------------------------------------------------------------------------------
Associates Corp., 5.78%*, 2/17/2001                      25,000,000       24,997,653
--------------------------------------------------------------------------------------
Associates Corp., 6.55%*, 3/15/2001                      25,000,000       25,000,000
--------------------------------------------------------------------------------------
Associates Corp., 6.46%*, 3/26/2001                      50,000,000       50,000,000
--------------------------------------------------------------------------------------
Atlantis One Funding, 5.61%***, 3/27/2001                50,000,000       49,583,000
--------------------------------------------------------------------------------------
Banco Itau SA, 6.47%***, 4/9/2001                        10,000,000        9,879,586
--------------------------------------------------------------------------------------
Bank of Scotland Treasury, 5.52%***, 4/23/2001           50,000,000       49,386,875
--------------------------------------------------------------------------------------
Bank One Australia, 5.52%***, 3/1/2001                   20,000,000       19,914,444
--------------------------------------------------------------------------------------
Barton Capital Corp., 5.95%***, 2/7/2001                 45,000,000       44,955,525
--------------------------------------------------------------------------------------
Bavaria Finance Funding, 6.64%***, 3/5/2001              25,423,000       25,275,434
--------------------------------------------------------------------------------------
Bavaria Finance Funding, 6.33%, 3/27/2001                10,000,000        9,905,050
--------------------------------------------------------------------------------------
Bavaria Universal Funding, 5.93%***, 2/12/2001           25,000,000       24,954,931
--------------------------------------------------------------------------------------
Bavaria Universal Funding, 6.5%***, 3/14/2001            40,000,000       39,708,444
--------------------------------------------------------------------------------------
Bavaria Universal Funding, 5.61%***, 4/25/2001           20,000,000       19,745,006
--------------------------------------------------------------------------------------
Bavaria Universal Funding, 6.66%***, 5/24/2001           10,000,000        9,799,333
--------------------------------------------------------------------------------------
Beta Finance, Inc., 6.47%*, 2/15/2001                    30,000,000       29,991,336
--------------------------------------------------------------------------------------
Beta Finance, Inc., 5.46%***, 4/24/2001                  50,000,000       49,378,167
--------------------------------------------------------------------------------------
Blue Ridge Asset Funding, 6.65%***, 2/8/2001             40,000,000       39,912,800


    The accompanying notes are an integral part of the financial statements.

                                       11

                                                        Principal
                                                       Amount ($)        Value ($)
--------------------------------------------------------------------------------------

British Telecommunications PLC, 6.73%***, 2/8/2001       30,000,000       29,961,792
--------------------------------------------------------------------------------------
British Telecommunications PLC, 5.75%*, 4/9/2001         30,000,000       30,000,000
--------------------------------------------------------------------------------------
CIT Group, Inc., 6.11%*, 2/1/2001                        40,000,000       39,995,913
--------------------------------------------------------------------------------------
CIT Group, Inc., 6.14%*, 2/1/2001                        45,000,000       44,994,152
--------------------------------------------------------------------------------------
CIT Group, Inc., 6.15%*, 2/1/2001                        20,000,000       19,997,009
--------------------------------------------------------------------------------------
CIT Group, Inc., 6.65%*, 3/21/2001                       15,000,000       15,006,471
--------------------------------------------------------------------------------------
CIT Group, Inc., 5.59%*, 4/16/2001                       35,000,000       34,984,746
--------------------------------------------------------------------------------------
CXC Inc., 5.54%***, 3/23/2001                            25,000,000       24,807,639
--------------------------------------------------------------------------------------
CXC Inc., 6.22%***, 4/6/2001                             70,000,000       69,225,956
--------------------------------------------------------------------------------------
Capital One Funding, 5.85%, 2/1/2001                     16,493,000       16,493,000
--------------------------------------------------------------------------------------
Caterpillar Finance, 6.76%*, 3/1/2001                    55,000,000       55,000,000
--------------------------------------------------------------------------------------
Caterpillar Finance, 6.65%*, 3/15/2001                   10,000,000       10,002,118
--------------------------------------------------------------------------------------
Centric Capital Corp., 5.93%***, 2/16/2001               25,000,000       24,938,542
--------------------------------------------------------------------------------------
Centric Capital Corp., 5.52%***, 2/28/2001               25,000,000       24,896,875
--------------------------------------------------------------------------------------
Clipper Receivables Corp., 5.9%***, 2/14/2001            80,000,000       79,830,422
--------------------------------------------------------------------------------------
Coca-Cola Enterprises, 6%, 3/15/2001                     45,000,000       44,944,405
--------------------------------------------------------------------------------------
Commerzbank, 6.55%***, 2/22/2001                         50,000,000       49,808,958
--------------------------------------------------------------------------------------
Commerzbank, 5.45%***, 4/23/2001                         25,000,000       24,693,438
--------------------------------------------------------------------------------------
Commerz Europe, 5.7%***, 4/17/2001                       30,000,000       29,648,750
--------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings, 6.79%*, 2/8/2001            34,000,000       34,000,000
--------------------------------------------------------------------------------------
Delaware Funding Corp., 5.52%***, 4/20/2001              30,000,000       29,645,750
--------------------------------------------------------------------------------------
Delaware Funding Corp., 5.52%***, 4/23/2001              20,000,000       19,754,750
--------------------------------------------------------------------------------------
Eureka Securitization, Inc., 5.63%***, 3/5/2001          15,000,000       14,925,333
--------------------------------------------------------------------------------------
Eureka Securitization, Inc., 5.6%***, 3/27/2001          50,000,000       49,583,750
--------------------------------------------------------------------------------------
FCC National Bank, 6.27%*, 2/1/2001                      30,000,000       30,004,722
--------------------------------------------------------------------------------------
Falcon Asset Securities Corp., 5.66%***, 3/9/2001        70,000,000       69,606,600
--------------------------------------------------------------------------------------
Forrestal Funding Master Trust, 6.64%***, 3/28/2001      15,000,000       14,851,042
--------------------------------------------------------------------------------------
Fountain Square CFC, 6.64%***, 2/1/2001                  37,552,000       37,552,000
--------------------------------------------------------------------------------------
Fountain Square CFC, 6.52%***, 3/12/2001                 15,500,000       15,392,365
--------------------------------------------------------------------------------------
Fountain Square CFC, 6.45%***, 3/19/2001                 15,300,000       15,175,858
--------------------------------------------------------------------------------------
Four Winds Funding Corp., 6.66%***, 2/1/2001             75,000,000       75,000,000
--------------------------------------------------------------------------------------
Four Winds Funding Corp., 5.7%***, 2/20/2001             30,000,000       29,906,108


    The accompanying notes are an integral part of the financial statements.

                                       12

                                                        Principal
                                                       Amount ($)        Value ($)
--------------------------------------------------------------------------------------

GE Capital Corp., 6.31%***, 5/4/2001                     50,000,000       49,193,722
--------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%*, 3/18/2001       25,000,000       25,044,169
--------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.61%*, 4/27/2001       35,000,000       34,999,920
--------------------------------------------------------------------------------------
Giro Funding US Corp., 6.7%***, 2/2/2001                 20,000,000       19,996,361
--------------------------------------------------------------------------------------
Giro Funding US Corp., 6.65%***, 2/16/2001               10,000,000        9,972,750
--------------------------------------------------------------------------------------
Giro Funding US Corp., 5.76%, 2/21/2001                  25,000,000       24,920,000
--------------------------------------------------------------------------------------
Giro Funding US Corp., 6.66%***, 2/21/2001               30,000,000       29,890,833
--------------------------------------------------------------------------------------
Giro Multi Funding Corp., 6.67%***, 2/22/2001            31,139,000       31,019,841
--------------------------------------------------------------------------------------
Giro Multi Funding Corp., 6.68%***, 2/28/2001            22,407,000       22,296,758
--------------------------------------------------------------------------------------
Goldman Sachs Group, 6.7%, 3/5/2001                      45,000,000       45,000,000
--------------------------------------------------------------------------------------
Goldman Sachs Group, 6.9%*, 5/8/2001                     30,000,000       30,017,696
--------------------------------------------------------------------------------------
Goldman Sachs Group, 6.4%, 5/24/2001                     30,000,000       30,000,000
--------------------------------------------------------------------------------------
Greenwich Funding Corp., 6.66%***, 2/28/2001             40,000,000       39,803,500
--------------------------------------------------------------------------------------
Hatteras Funding, 5.88%***, 2/8/2001                     81,442,000       81,348,885
--------------------------------------------------------------------------------------
Hatteras Funding, 5.8%***, 2/27/2001                     20,000,000       19,916,222
--------------------------------------------------------------------------------------
Household Financial Corp., 5.6%*, 4/20/2001              85,000,000       84,968,919
--------------------------------------------------------------------------------------
Household Financial Corp., 5.74%*, 4/20/2001             15,000,000       15,005,341
--------------------------------------------------------------------------------------
Intrepid Funding, 5.55%***, 3/21/2001                    30,000,000       29,778,000
--------------------------------------------------------------------------------------
Intrepid Funding, 5.56%***, 3/29/2001                    45,000,000       44,610,800
--------------------------------------------------------------------------------------
John Deere Capital Corp., 6.71%*, 2/14/2001              25,000,000       24,992,419
--------------------------------------------------------------------------------------
Jupiter Security Corp., 5.93%***, 2/15/2001              50,000,000       49,885,278
--------------------------------------------------------------------------------------
Jupiter Security Corp., 5.91%***, 2/16/2001              30,000,000       29,926,500
--------------------------------------------------------------------------------------
Jupiter Security Corp., 6.5%***, 3/13/2001               15,000,000       14,893,333
--------------------------------------------------------------------------------------
Jupiter Security Corp., 6.5%***, 3/14/2001               10,000,000        9,927,111
--------------------------------------------------------------------------------------
Kitty Hawk Funding Corp.***, 6.5%, 3/6/2001              10,000,000        9,941,333
--------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.82%*, 2/22/2001             70,000,000       69,998,536
--------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.7%*, 2/28/2001              30,000,000       29,999,287
--------------------------------------------------------------------------------------
Moat Funding LLC, 6.53%***, 2/27/2001                    10,000,000        9,952,839
--------------------------------------------------------------------------------------
Moat Funding LLC, 6.53%***, 2/28/2001                    25,000,000       24,877,563
--------------------------------------------------------------------------------------
Moat Funding LLC, 6.52%***, 3/27/2001                    70,000,000       69,315,400
--------------------------------------------------------------------------------------
Monte Rosa Capital Corp., 5.62%***, 3/20/2001            30,000,000       29,781,842
--------------------------------------------------------------------------------------
National Rural Utility, 5.62%*, 4/20/2001                60,000,000       60,000,000

    The accompanying notes are an integral part of the financial statements.


                                       13

                                                        Principal
                                                       Amount ($)        Value ($)
--------------------------------------------------------------------------------------

Northern Rock PLC, 6.3%, 4/11/2001                       50,000,000       49,396,250
--------------------------------------------------------------------------------------
Park Avenue Receivables, 5.95%***, 2/15/2001             40,000,000       39,907,911
--------------------------------------------------------------------------------------
Philip Morris Co., Inc., 5.83%***, 3/9/2001              30,000,000       29,826,600
--------------------------------------------------------------------------------------
Philip Morris Co., Inc., 6.59%***, 3/28/2001             75,000,000       74,259,792
--------------------------------------------------------------------------------------
Preferred Receivable Funding, 5.82%***, 2/23/2001        25,000,000       24,911,694
--------------------------------------------------------------------------------------
Prudential Funding LLC, 5.89%*, 4/18/2001                50,000,000       50,088,132
--------------------------------------------------------------------------------------
Quincy Capital Corp., 5.93%***, 2/13/2001                55,000,000       54,891,833
--------------------------------------------------------------------------------------
Receivables Capital Corp., 6.65%***, 2/14/2001           40,000,000       39,905,678
--------------------------------------------------------------------------------------
Receivables Capital Corp., 5.94%***, 2/15/2001           25,000,000       24,942,542
--------------------------------------------------------------------------------------
Receivables Capital Corp., 6.51%***, 3/7/2001            40,000,000       39,758,222
--------------------------------------------------------------------------------------
Scaldis Capital LLC, 6.53%***, 3/12/2001                 25,000,000       24,826,125
--------------------------------------------------------------------------------------
Scaldis Capital LLC, 6.2%, 4/5/2001                      25,000,000       24,728,750
--------------------------------------------------------------------------------------
Scaldis Capital LLC, 5.51%, 4/16/2001                    50,000,000       49,433,694
--------------------------------------------------------------------------------------
Sheffield Receivables, 5.77%***, 2/20/2001               45,000,000       44,863,438
--------------------------------------------------------------------------------------
Sheffield Receivables, 5.56, 3/20/2001                   60,000,000       59,564,467
--------------------------------------------------------------------------------------
Sigma Finance, Inc., 6.56%*, 2/3/2001                    50,000,000       50,000,000
--------------------------------------------------------------------------------------
Sigma Finance, Inc., 6.34%***, 4/5/2001                  35,000,000       34,618,413
--------------------------------------------------------------------------------------
Sigma Finance, Inc., 6.64%***, 5/3/2001                  10,000,000        9,836,958
--------------------------------------------------------------------------------------
Spintab AB, 6.55%***, 2/7/2001                           10,000,000        9,989,083
--------------------------------------------------------------------------------------
Stellar Funding, Group, 5.87%***, 2/14/2001              10,000,000        9,978,875
--------------------------------------------------------------------------------------
Stellar Funding, Group, 6.65%***, 2/22/2001              20,000,000       19,923,583
--------------------------------------------------------------------------------------
Stellar Funding, Group, 5.57%***, 2/26/2001              25,000,000       24,903,646
--------------------------------------------------------------------------------------
Stellar Funding, Group, 5.57%***, 2/28/2001              50,000,000       49,791,875
--------------------------------------------------------------------------------------
Surrey Funding Corp., 5.88%***, 2/9/2001                 70,000,000       69,909,000
--------------------------------------------------------------------------------------
Sweetwater Capital Corp., 5.76%, 2/22/2001               15,000,000       14,949,600
--------------------------------------------------------------------------------------
Sweetwater Capital Corp., 5.59%***, 2/26/2001            20,000,000       19,922,639
--------------------------------------------------------------------------------------
Sweetwater Capital Corp., 5.68%***, 2/28/2001            50,000,000       49,788,125
--------------------------------------------------------------------------------------
Taxable-Vets Housing Association., 5.8%*, 2/7/2001       20,000,000       20,000,000
--------------------------------------------------------------------------------------
Thunder Bay Funding, Inc., 5.91%***, 2/9/2001            85,680,000       85,568,045
--------------------------------------------------------------------------------------
Variable Funding Corp., 6.66%***, 2/8/2001               50,000,000       49,936,417
--------------------------------------------------------------------------------------
Variable Funding Corp., 6.42%***, 4/26/2001              55,000,000       54,195,350
--------------------------------------------------------------------------------------
Verizon Global Funding, 6.61%*, 3/15/2001                50,000,000       49,988,380


    The accompanying notes are an integral part of the financial statements.

                                       14

                                                        Principal
                                                       Amount ($)        Value ($)
--------------------------------------------------------------------------------------

WCP Funding, Inc., 5.71%***, 3/15/2001                   35,000,000       34,766,842
--------------------------------------------------------------------------------------
WCP Funding, Inc., 5.54%***, 3/27/2001                   30,000,000       29,750,700
--------------------------------------------------------------------------------------
Total Commercial Paper
(Cost: $4,311,574,244)                                                  4,311,574,244
--------------------------------------------------------------------------------------

Certificates of Deposit 17.1%
--------------------------------------------------------------------------------------
Allfirst Bank, 6.05%*, 2/10/2001                         40,000,000       40,000,000
--------------------------------------------------------------------------------------
Amex Centurian Bank, 6.48%*, 2/5/2001                    50,000,000       49,998,340
--------------------------------------------------------------------------------------
Amex Centurian Bank, 5.87%*, 2/19/2001                   50,000,000       49,998,154
--------------------------------------------------------------------------------------
Bank of America, 6.17%*, 2/9/2001                        80,000,000       80,000,000
--------------------------------------------------------------------------------------
Bank of America, 7.4%, 5/25/2001                         20,000,000       20,000,000
--------------------------------------------------------------------------------------
CIBC NY, 6.08%*, 2/1/2001                                30,000,000       29,989,800
--------------------------------------------------------------------------------------
CIBC NY, 6.12%*, 2/1/2001                                45,000,000       44,990,162
--------------------------------------------------------------------------------------
CIT Group, Inc., 6.63%*, 3/6/2001                        35,000,000       34,994,165
--------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce, 7.18%, 5/10/2001     25,000,000       24,999,366
--------------------------------------------------------------------------------------
Comerica Bank, 6.14%*, 2/1/2001                          50,000,000       49,993,591
--------------------------------------------------------------------------------------
FCC National, 6.76%*, 3/2/2001                           40,000,000       40,000,845
--------------------------------------------------------------------------------------
First Union National Bank, 6.17%*, 2/1/2001              25,000,000       25,000,000
--------------------------------------------------------------------------------------
First Union National Bank, 6.18%*, 2/1/2001              35,000,000       35,000,000
--------------------------------------------------------------------------------------
First Union National Bank, 6.76%*, 2/21/2001             45,000,000       44,995,595
--------------------------------------------------------------------------------------
Fleet National Bank, 6.27%*, 2/1/2001                    15,000,000       15,004,726
--------------------------------------------------------------------------------------
Fleet National Bank, 6.54%*, 2/3/2001                    50,000,000       49,996,585
--------------------------------------------------------------------------------------
Harris Trust & Savings Bank, 5.83%*, 2/12/2001           45,000,000       44,993,540
--------------------------------------------------------------------------------------
Key Bank NA, 6.69%*, 2/25/2001                           50,000,000       49,994,421
--------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.87%*, 2/17/2001               35,000,000       35,000,000
--------------------------------------------------------------------------------------
National City Bank, 6.03%*, 2/10/2001                    35,000,000       34,997,759
--------------------------------------------------------------------------------------
National City Bank, 6.74%*, 2/10/2001                    45,000,000       45,000,711
--------------------------------------------------------------------------------------
Old Kent Bank, 6.14%*, 2/1/2001                          30,000,000       29,996,346
--------------------------------------------------------------------------------------
Old Kent Bank, 6.17%*, 2/1/2001                          15,000,000       15,000,000
--------------------------------------------------------------------------------------
Old Kent Bank, 6.17%*, 2/1/2001                          10,000,000       10,000,000
--------------------------------------------------------------------------------------
US Bank of North America, 6.24%*, 2/1/2001               30,000,000       29,999,426


    The accompanying notes are an integral part of the financial statements.

                                       15

                                                        Principal
                                                       Amount ($)        Value ($)
--------------------------------------------------------------------------------------

Total Certificates of Deposit
(Cost: $929,943,532)                                                      929,943,532
--------------------------------------------------------------------------------------

Short-Term Notes 3.3%
--------------------------------------------------------------------------------------
American Honda Financial, 5.87%*, 2/13/2001              25,000,000       24,999,893
--------------------------------------------------------------------------------------
Capital One Funding, 5.85%*, 2/1/2001                    19,091,000       19,091,000
--------------------------------------------------------------------------------------
Capital One Funding, 5.85%*, 2/1/2001                    18,571,000       18,571,000
--------------------------------------------------------------------------------------
Capital One Funding, 5.85%*, 2/1/2001                    21,422,000       21,422,000
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.58%,
   2/22/2001                                             25,000,000       24,975,750
--------------------------------------------------------------------------------------
Oakland-Alameda County S-A1, 6.58%, 2/8/2001             24,628,500       24,628,500
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 5.37%*, 2/6/2001     20,000,000       19,997,815
--------------------------------------------------------------------------------------
Texas Agriculture Finance Authority, 6.69%***,
   2/16/2001                                             25,000,000       24,931,458
--------------------------------------------------------------------------------------
Total Short-Term Notes
(Cost: $178,617,416)                                                      178,617,416
--------------------------------------------------------------------------------------
Total Investment Portfolio
(Cost $5,426,316,192) (a)                                             $ 5,426,316,192

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of January 31, 2001. The dates shown represent the next interest rate change date.

** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

***  Annualized yield at time of purchase, not a coupon rate.

(a)  Cost for federal income tax purposes was $5,426,316,192.


    The accompanying notes are an integral part of the financial statements.

portfolio of investments

January 31, 2001

                                                        Principal
                                                       Amount ($)        Value ($)
--------------------------------------------------------------------------------------

Zurich Government Money Fund
--------------------------------------------------------------------------------------

Repurchase Agreements 36.7%
--------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.
   6.52%, to be repurchased at $20,025,356 on
   2/7/2001                                               20,000,000      20,000,000
--------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.
   5.55%, to be repurchased at $20,089,417 on
   3/1/2001                                               20,000,000      20,000,000
--------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.
   6.4%, to be repurchased at $20,167,111 on
   3/19/2001                                              20,000,000      20,000,000
--------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.
   5.6%, to be repurchased at $15,133,000 on
   3/29/2001                                              15,000,000      15,000,000
--------------------------------------------------------------------------------------
Credit Suisse, Inc.
   5.62%, to be repurchased at $20,018,733 on
   2/6/2001                                               20,000,000      20,000,000
--------------------------------------------------------------------------------------
Credit Suisse, Inc.
   5.84%, to be repurchased at $40,045,422 on
   2/7/2001                                               40,000,000      40,000,000
--------------------------------------------------------------------------------------
Credit Suisse, Inc.
   5.57%, to be repurchased at $20,133,061 on
   3/15/2001                                              20,000,000      20,000,000
--------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.
   5.77%, to be repurchased at $30,004,808 on
   2/1/2001                                               30,000,000      30,000,000
--------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.
   6.54%, to be repurchased at $40,159,867 on
   2/22/2001                                              40,000,000      40,000,000
--------------------------------------------------------------------------------------
Morgan Stanley Dean Witter
   6.27%, to be repurchased at $20,195,067 on
   3/28/2001                                              20,000,000      20,000,000
--------------------------------------------------------------------------------------
State Street Bank and Trust Company
   5.63%, to be repurchased at $2,114,331 on 2/1/2001      2,114,000       2,114,000
--------------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost $247,114,000)**                                                $   247,114,000
--------------------------------------------------------------------------------------

Short-Term Notes 63.3%
--------------------------------------------------------------------------------------
Hainan Airlines, Series 2000-2, Class 1, 6.45%*,
   3/21/2001                                              10,000,000      10,000,000
--------------------------------------------------------------------------------------
Hainan Airlines, Series 2000-1, Class 1, 6.62%*,
   3/21/2001                                               8,752,696       8,752,696


    The accompanying notes are an integral part of the financial statements.

                                       17

                                                        Principal
                                                       Amount ($)        Value ($)
--------------------------------------------------------------------------------------

Federal Agricultural Mortgage Corp., 5.51%*, 2/6/2001     15,000,000      15,000,000
--------------------------------------------------------------------------------------
Federal Farm Credit Bank, 6.02%*, 2/1/2001                25,000,000      24,993,747
--------------------------------------------------------------------------------------
Federal Farm Credit Bank, 5.59%*, 2/6/2001                10,000,000       9,999,374
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 6%*, 2/1/2001                     12,500,000      12,499,700
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.01%*, 2/1/2001                  15,000,000      14,998,186
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.58%, 2/9/2001                    7,500,000       7,500,675
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.5%, 4/26/2001                    5,000,000       4,996,763
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.14%, 5/2/2001                    7,000,000       6,974,477
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.68%, 5/8/2001                    5,000,000       4,996,686
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.21%, 5/30/2001                  13,000,000      12,735,598
--------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6.4%, 2/8/2001           5,000,000       4,983,900
--------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6%, 7/20/2001           10,000,000       9,985,492
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 5.97%*,
   2/1/2001                                                7,500,000       7,497,088
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 5.99%*,
   2/1/2001                                               20,000,000      19,994,276
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.02%*,
   2/1/2001                                                5,000,000       5,000,480
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.03%*,            12,500,000      12,500,000
   2/1/2001
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.48%,
   2/22/2001                                               7,500,000       7,492,725
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.54%*,
   3/3/2001                                               10,000,000       9,996,759
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.55%,
   3/20/2001                                               7,000,000       6,999,973
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.35%***,
   3/29/2001                                              20,143,000      19,944,189
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 7.26%,
   5/24/2001                                              15,000,000      15,000,000
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.15%***,
   6/14/2001                                              10,000,000       9,781,474
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 5.82%,
   7/19/2001                                               8,500,000       8,472,766
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.6%,
   11/16/2001                                             22,500,000      22,500,000
--------------------------------------------------------------------------------------
Overseas Private Investment Corp., 5.63%*, 2/6/2001        4,949,006       4,949,006
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 5.58%*, 2/6/2001      10,000,000       9,995,626
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 5.59%*, 2/6/2001      35,000,000      34,984,077
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 5.61%*, 2/6/2001      17,500,000      17,494,519
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 5.61%*, 2/6/2001      40,000,000      40,007,872


    The accompanying notes are an integral part of the financial statements.

                                       18

                                                        Principal
                                                       Amount ($)        Value ($)
--------------------------------------------------------------------------------------

Student Loan Marketing Association, 5.61%*, 2/6/2001      25,000,000      24,985,338
--------------------------------------------------------------------------------------
Total Short-Term Notes
(Cost $426,013,462)                                                        426,013,462
--------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0%
(Cost $673,127,462) (a)                                                $   673,127,462
--------------------------------------------------------------------------------------

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. These securities are shown at their current rate as of January 31, 2001. The dates shown represent the next interest rate change date.

** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

***  Annualized yield at time of purchase, not a coupon rate.

(a)  Cost for federal income tax purposes is $673,127,462.



    The accompanying notes are an integral part of the financial statements.

portfolio of investments

January 31, 2001

                                                        Principal
                                                       Amount ($)        Value ($)
--------------------------------------------------------------------------------------

Zurich Tax-Free Money Fund
--------------------------------------------------------------------------------------

Variable Rate Demand Securities* 62.2%
--------------------------------------------------------------------------------------
Alabama
--------------------------------------------------------------------------------------
Birmingham
   Special Care Facilities Finance Authority, 4.2%         4,800,000       4,800,000
--------------------------------------------------------------------------------------
Mobile
   Special Care Facilities Finance Authority, 4.2%         5,000,000       5,000,000
--------------------------------------------------------------------------------------
Alaska
--------------------------------------------------------------------------------------
Valdez
   Exxon Pipeline Project, 4.2%                           19,770,000      19,770,000
--------------------------------------------------------------------------------------
California
--------------------------------------------------------------------------------------
Los Angeles
   Harbor Improvement Corp., 4.6%                         11,200,000      11,200,000
--------------------------------------------------------------------------------------
Colorado
--------------------------------------------------------------------------------------
Health Facilities Authority:
   Bethesda Living Center Project, 4.47%                   4,025,000       4,025,000
   Frasier Meadows Manor Project, 4.65%                    3,915,000       3,915,000
--------------------------------------------------------------------------------------
District of Columbia
--------------------------------------------------------------------------------------
General Obligation, 4.3%-4.5%                             20,900,000      20,900,000
--------------------------------------------------------------------------------------
The Washington Home, Inc., 4.5%                            7,420,000       7,420,000
--------------------------------------------------------------------------------------
Florida
--------------------------------------------------------------------------------------
Broward County
   Industrial Development Authority, 4.75%                 5,105,000       5,105,000
--------------------------------------------------------------------------------------
Collier County
   Health Facilities Authority, 4.2%                       1,000,000       1,000,000
--------------------------------------------------------------------------------------
Orange County
   Presbyterian Retirement Community, 4.7%                 7,100,000       7,100,000
--------------------------------------------------------------------------------------
Putnam County
   Pollution Control Revenue, 4.05%                        1,200,000       1,200,000
--------------------------------------------------------------------------------------
Sarasota County
   Health Facilities Authority, 4.7%                       4,300,000       4,300,000

    The accompanying notes are an integral part of the financial statements.

                                       20

                                                        Principal
                                                       Amount ($)        Value ($)
--------------------------------------------------------------------------------------

University of North Florida
   Capital Improvement Revenue, 4.55%                     11,400,000      11,400,000
--------------------------------------------------------------------------------------
Georgia
--------------------------------------------------------------------------------------
Cartersville
   Industrial Development Revenue, 4.9%                    3,600,000       3,600,000
--------------------------------------------------------------------------------------
Fayette County
   Educational Facilities Authority, 4.55%                 7,035,000       7,035,000
--------------------------------------------------------------------------------------
Gainesville-Riverside
   Redevelopment Authority Revenue, 4.55%                 10,000,000      10,000,000
--------------------------------------------------------------------------------------
Willacoochie
   Development Authority Pollution Control Revenue,
   4.65%                                                  7,000,000       7,000,000
--------------------------------------------------------------------------------------
Illinois
--------------------------------------------------------------------------------------
Chicago
   Industrial Development Revenue, 4.75%                   3,400,000       3,400,000
--------------------------------------------------------------------------------------
Cicero
   Industrial Development Revenue, 4.75%                   2,650,000       2,650,000
--------------------------------------------------------------------------------------
Development Finance Authority:
   Crane-Tripp Partners Project, 4.4%                      4,080,000       4,080,000
   Home Run Inn Frozen Foods, 4.6%                         6,960,000       6,960,000
   MC Productions LLC Project, 4.75%                       3,850,000       3,850,000
   Presbyterian Home Project, 4.05%                        5,000,000       5,000,000
   Sinai Community Institution Project, 4%                 3,000,000       3,000,000
   Whitting Corp. Project, 4.75%                           4,000,000       4,000,000
--------------------------------------------------------------------------------------
Health Facilities Authority
   Lutheran Home Project, 4%                               8,070,000       8,070,000
--------------------------------------------------------------------------------------
Hillside
   Economic Development Authority, 4.15%                   5,520,000       5,520,000
--------------------------------------------------------------------------------------
Illinois Educational Facilities Authority:
   Benedictine University Project, 4.45%                  12,000,000      12,000,000
   Columbia College-Chicago Project, 4%                    1,200,000       1,200,000
--------------------------------------------------------------------------------------
Mundelein-MacLean
   Industrial Development Revenue, 4.15%                   6,500,000       6,500,000

    The accompanying notes are an integral part of the financial statements.


                                       21

                                                        Principal
                                                       Amount ($)        Value ($)
--------------------------------------------------------------------------------------

Springfield
   Industrial Development Revenue, 4.75%                   6,130,000       6,130,000
--------------------------------------------------------------------------------------
Woodridge
   Industrial Development Revenue, 4.75%                   4,790,000       4,790,000
--------------------------------------------------------------------------------------
Woodstock
   Industrial Development Revenue, 4.75%                   4,965,000       4,965,000
--------------------------------------------------------------------------------------
Indiana
--------------------------------------------------------------------------------------
Health Facilities Authority, 4.2%                          9,000,000       9,000,000
--------------------------------------------------------------------------------------
Rockport
   Pollution Control Revenue, 4%                          10,005,000      10,005,000
--------------------------------------------------------------------------------------
Kentucky
--------------------------------------------------------------------------------------
Lexington-Fayette County:
   EPI Corp. Project, 4.6%                                 3,600,000       3,600,000
   Lexington Christian Academy Project, 4.6%               8,370,000       8,370,000
--------------------------------------------------------------------------------------
Mason County
   Pollution Control Revenue, 4.05%                       17,430,000      17,430,000
--------------------------------------------------------------------------------------
Mayfield
   Multi-City Lease Revenue, 4.1%                          3,590,000       3,590,000
--------------------------------------------------------------------------------------
Louisiana
--------------------------------------------------------------------------------------
Caddo Parish
   Industrial Development Revenue, 4.15%                   8,500,000       8,500,000
--------------------------------------------------------------------------------------
Michigan
--------------------------------------------------------------------------------------
Higher Education Authority
   University of Michigan Hospital Revenue, 4.25%          3,200,000       3,200,000
--------------------------------------------------------------------------------------
Missouri
--------------------------------------------------------------------------------------
St. Louis:
   Development Financial Authority, 4.75%                  5,000,000       5,000,000
   Environmental Improvement and Energy Reserve
   Authority, 4.05%                                        3,490,000       3,490,000


    The accompanying notes are an integral part of the financial statements.

                                       22

                                                        Principal
                                                       Amount ($)        Value ($)
--------------------------------------------------------------------------------------

Nevada
--------------------------------------------------------------------------------------
Department of Commerce, 4.25%                              4,900,000       4,900,000
--------------------------------------------------------------------------------------
New Mexico
--------------------------------------------------------------------------------------
Belen
   Industrial Development Revenue, 4.75%                   3,915,000       3,915,000
--------------------------------------------------------------------------------------
North Carolina
--------------------------------------------------------------------------------------
Raleigh Durham
   Raleigh Durham Airport Revenue, 4.25%                   2,200,000       2,200,000
--------------------------------------------------------------------------------------
Wingate University
   Educational Facilities Authority, 4.55%                13,380,000      13,380,000
--------------------------------------------------------------------------------------
North Dakota
--------------------------------------------------------------------------------------
Mercer County
   Pollution Control Revenue, 4.05%                        6,200,000       6,200,000
--------------------------------------------------------------------------------------
Ohio
--------------------------------------------------------------------------------------
Athens County:
   Port Authority Housing Project, 4.65%                   6,000,000       6,000,000
   Higher Education Facilities Authority, 4.6%             8,500,000       8,500,000
--------------------------------------------------------------------------------------
Lorain
   Port Authority, 4.25%                                   3,450,000       3,450,000
--------------------------------------------------------------------------------------
Portage County
   Industrial Development Revenue, 4.7%                    4,500,000       4,500,000
--------------------------------------------------------------------------------------
Pennsylvania
--------------------------------------------------------------------------------------
Allentown
   Area Hospital Authority, 4.5%                           6,850,000       6,850,000
--------------------------------------------------------------------------------------
Dauphin County
   General Authority Revenue, 4.56%                        4,925,000       4,925,000
--------------------------------------------------------------------------------------
Emmaus
   General Authority Revenue, 4.56%                       13,000,000      13,000,000
--------------------------------------------------------------------------------------
Lancaster County
   Hospital Finance Authority, 4.58%                       5,000,000       5,000,000
--------------------------------------------------------------------------------------
Philadelphia:
   Industrial Development Authority, 4.5%                  6,200,000       6,200,000
   Multi-Family Development Authority, 4.5%                7,580,000       7,580,000


    The accompanying notes are an integral part of the financial statements.

                                       23

                                                        Principal
                                                       Amount ($)        Value ($)
--------------------------------------------------------------------------------------

Tennessee
--------------------------------------------------------------------------------------
Maury County
   Saturn Corp. Project, 4.1%                              2,500,000       2,500,000
--------------------------------------------------------------------------------------
Texas
--------------------------------------------------------------------------------------
Harris County
   Health Facilities Authority, 4.25%                     23,085,000      23,085,000
--------------------------------------------------------------------------------------
Higher Education Authority
   Student Loans, 4.05%                                    2,200,000       2,200,000
--------------------------------------------------------------------------------------
North Central
   Health Facilities Authority, 4.25%                      3,080,000       3,080,000
--------------------------------------------------------------------------------------
Small Business Industrial Development Corp.
   Industrial Development Revenue, 4.05%                  15,260,000      15,260,000
--------------------------------------------------------------------------------------
Utah
--------------------------------------------------------------------------------------
Student Loan Revenue, 4.1%                                 5,000,000       5,000,000
--------------------------------------------------------------------------------------
Vermont
--------------------------------------------------------------------------------------
Student Association Corp., 4.25%                           6,400,000       6,400,000
--------------------------------------------------------------------------------------
Virginia
--------------------------------------------------------------------------------------
Loudoun County
   Industrial Development Authority, 4.2%                  5,660,000       5,660,000
--------------------------------------------------------------------------------------
Wisconsin
--------------------------------------------------------------------------------------
Eau Claire
   Solid Waste Disposal Revenue, 4.7%                     10,000,000      10,000,000
--------------------------------------------------------------------------------------
Manitowoc
   Industrial Development Revenue, 4.75%                   3,685,000       3,685,000
--------------------------------------------------------------------------------------
Total Variable Rate Demand Securities
(Cost $462,540,000)                                                      462,540,000
--------------------------------------------------------------------------------------

Other Securities 37.8%
--------------------------------------------------------------------------------------
Alaska
--------------------------------------------------------------------------------------
Valdez
   Atlantic Richfield Project, 4.3%-4.4%,
   2/23/2001-3/12/2001                                   12,400,000      12,400,000

    The accompanying notes are an integral part of the financial statements.


                                       24

                                                        Principal
                                                       Amount ($)        Value ($)
--------------------------------------------------------------------------------------

Arizona
--------------------------------------------------------------------------------------
Agricultural Improvement and Power District
   Salt River Project, 3.55%-4.2%, 3/12/2001-4/9/2001     16,900,000      16,900,000
--------------------------------------------------------------------------------------
Colorado
--------------------------------------------------------------------------------------
Platte River Power Authority, 4.3%, 2/14/2001              7,900,000       7,900,000
--------------------------------------------------------------------------------------
Florida
--------------------------------------------------------------------------------------
Kissimmee
   Utility Authority, 3.6%-3.65%, 3/8/2001-3/14/2001       9,000,000       9,000,000
--------------------------------------------------------------------------------------
Sarasota County
   Sarasota Memorial Hospital Project, 4.35%,
   3/14/2001                                               7,000,000       7,000,000
--------------------------------------------------------------------------------------
Georgia
--------------------------------------------------------------------------------------
Georgia Meag, 2.3%, 2/1/2001                              13,750,000      13,750,000
--------------------------------------------------------------------------------------
Illinois
--------------------------------------------------------------------------------------
Educational Facilities Authority, 4.35%, 3/13/2001         5,700,000       5,700,000
--------------------------------------------------------------------------------------
Indiana
--------------------------------------------------------------------------------------
Indianapolis
   Thermal Energy Systems, 5%, 5/1/2001                    5,000,000       5,007,807
--------------------------------------------------------------------------------------
Kentucky
--------------------------------------------------------------------------------------
Danville County
   Multi-City Lease Revenue, 4.35%, 2/9/2001              12,000,000      12,000,000
--------------------------------------------------------------------------------------
Pendleton County
   Multi-City Lease Revenue, 4.3%, 2/12/2001              15,500,000      15,500,000
--------------------------------------------------------------------------------------
Louisiana
--------------------------------------------------------------------------------------
Industrial District of West Baton Rouge
   Pollution Control Revenue, 4.35%,
   2/14/2001-3/12/2001                                   11,050,000      11,050,000
--------------------------------------------------------------------------------------
Maryland
--------------------------------------------------------------------------------------
Anne Arundel County
   Baltimore Gas and Electric, 4.35%, 2/9/2001            12,600,000      12,600,000
--------------------------------------------------------------------------------------
Michigan
--------------------------------------------------------------------------------------
Michigan University, 3.25%, 2/21/2001                      3,000,000       3,000,000
--------------------------------------------------------------------------------------
Strategic Fund, 4.35%, 3/13/2001-4/12/2001                11,050,000      11,050,000

    The accompanying notes are an integral part of the financial statements.


                                       25

                                                        Principal
                                                       Amount ($)        Value ($)
--------------------------------------------------------------------------------------
Nebraska
--------------------------------------------------------------------------------------
Omaha
   Public Power Agency, 4.3%-4.35%,
   2/13/2001-3/13/2001                                   13,000,000      13,000,000
--------------------------------------------------------------------------------------
Nevada
--------------------------------------------------------------------------------------
Las Vegas
   Valley Water Project, 4.35%-4.4%,
   3/13/2001-3/14/2001                                    8,000,000       8,000,000
--------------------------------------------------------------------------------------
New Hampshire
--------------------------------------------------------------------------------------
General Obligation, 4.35%, 2/14/2001                       6,100,000       6,100,000
--------------------------------------------------------------------------------------
New Jersey
--------------------------------------------------------------------------------------
New Jersey Transportation Authority 2001A, 4.3%,
   2/22/2001                                               9,000,000       9,000,000
--------------------------------------------------------------------------------------
Ohio
--------------------------------------------------------------------------------------
Water Development Authority, 4.4%, 3/12/2001               3,500,000       3,500,000
--------------------------------------------------------------------------------------
South Carolina
--------------------------------------------------------------------------------------
Public Service Authority, 4.3%-4.35%,
   2/15/2001-4/12/2001                                    12,481,000      12,481,000
--------------------------------------------------------------------------------------
Texas
--------------------------------------------------------------------------------------
Austin
   Utility System, 4.35%, 3/12/2001                        4,365,000       4,365,000
--------------------------------------------------------------------------------------
Harris County D-1, 3.95%, 3/8/2001                         4,100,000       4,100,000
--------------------------------------------------------------------------------------
Municipal Power Agency, 3.9%-4.3%, 2/13/2001-3/7/2001     16,000,000      16,000,000
--------------------------------------------------------------------------------------
San Antonio:
   Electric and Gas Revenue, 4.2%, 4/11/2001               4,000,000       4,000,000
   Tax and Revenue Anticipation Notes, 5.25%,
   8/31/2001                                              15,000,000      15,076,742
   Texas Lower Co River Authority, 4.2%, 4/12/2001         5,000,000       5,000,000
   University of Texas, 3.6%, 4/6/2001                     4,000,000       4,000,000
--------------------------------------------------------------------------------------
Utah
--------------------------------------------------------------------------------------
 Intermountain Power Agency, 3.6%-4.3%,
   3/8/2001-4/10/2001                                      9,000,000       9,000,000
--------------------------------------------------------------------------------------
Virginia
--------------------------------------------------------------------------------------
Chesterfield County
   Industrial Development Authority, 4.3%, 4/9/2001       10,300,000      10,300,000

    The accompanying notes are an integral part of the financial statements.


                                       26

                                                        Principal
                                                       Amount ($)        Value ($)
--------------------------------------------------------------------------------------

Louisa County
 Industrial Development Authority, 4.25%-4.5%,
   2/16/2001-3/8/2001                                      6,000,000       6,000,000
--------------------------------------------------------------------------------------
Washington
--------------------------------------------------------------------------------------
Washington Port of Anacortes, 4.35%, 2/15/2001             8,000,000       8,000,000
--------------------------------------------------------------------------------------
Total Other Securities
(Cost $280,780,549 )                                                     280,780,549
--------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0%
(Cost $743,320,549) (a)                                              $   743,320,549
--------------------------------------------------------------------------------------

* Floating rate and monthly, weekly or daily demand notes are securities whose yields vary with a designated market index or market rate. Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period. These securities are shown at their current rate as of January 31, 2001.

(a)  Cost for federal income tax purposes is $743,320,549.

    The accompanying notes are an integral part of the financial statements.

financial statements


Statement of Assets and Liabilities

   January 31, 2001 (Unaudited)        Money Market      Government       Tax-Free
   ------------------------------------------------------------------------------------

   Assets
   ------------------------------------------------------------------------------------
   Investments in securities, at
      amortized cost:
      Short-term securities          $ 5,420,135,192  $   426,013,462 $   743,320,549
   ------------------------------------------------------------------------------------
      Repurchase agreements                6,181,000      247,114,000              --
   ------------------------------------------------------------------------------------
   Cash                                           69          832,196       1,795,937
   ------------------------------------------------------------------------------------
   Receivable for investments sold           374,895               --         665,114
   ------------------------------------------------------------------------------------
   Interest receivable                    20,850,043        4,765,904       4,111,950
   ------------------------------------------------------------------------------------
   Receivable for Fund shares sold        40,969,764        1,996,333       2,163,835
   ------------------------------------------------------------------------------------
   Total Assets                        5,488,510,963      680,721,895     752,057,385
   ------------------------------------------------------------------------------------

   Liabilities
   ------------------------------------------------------------------------------------
   Dividends payable                       5,176,751          627,435         500,099
   ------------------------------------------------------------------------------------
   Payable for Fund shares redeemed       10,459,962        2,095,571       1,901,989
   ------------------------------------------------------------------------------------
   Accrued management fee                  1,233,425          152,544         168,357
   ------------------------------------------------------------------------------------
   Accrued reorganization costs              398,468           47,145          26,010
   ------------------------------------------------------------------------------------
   Accrued Trustees' fees and
      expenses                                79,131           21,325          18,374
   ------------------------------------------------------------------------------------
   Other accrued expenses and
      payables                               934,145          222,648         212,693
   ------------------------------------------------------------------------------------
   Total Liabilities                      18,281,882        3,166,668       2,827,522
   ------------------------------------------------------------------------------------
   Net assets, at value              $ 5,470,229,081  $   677,555,227 $   749,229,863
   ------------------------------------------------------------------------------------

   Net Assets
   ------------------------------------------------------------------------------------
   Shares outstanding                  5,470,229,081      677,555,227     749,229,863
   ------------------------------------------------------------------------------------
   Net asset value, offering and
      redemption price per share
      (Net asset value / outstanding
      shares of beneficial interest,
      no par value, unlimited number
      of shares authorized)          $          1.00  $          1.00 $          1.00
---------------------------------------------------------------------------------------

Statement of Operations

   Six months ended January 31, 2001
   (Unaudited)                         Money Market      Government       Tax-Free
   ------------------------------------------------------------------------------------
   Investment Income
   ------------------------------------------------------------------------------------
   Income:
   Interest                          $   179,786,415  $    22,494,318 $    15,716,965
   ------------------------------------------------------------------------------------
   Expenses:
   Management fee                          7,125,317          909,589         983,927
   ------------------------------------------------------------------------------------
   Services to shareholders                3,060,214          444,914         300,884
   ------------------------------------------------------------------------------------
   Custodian fees                            180,535           12,559          22,523
   ------------------------------------------------------------------------------------
   Auditing                                   39,091           14,370           6,440
   ------------------------------------------------------------------------------------
   Legal                                       2,551            3,581             944
   ------------------------------------------------------------------------------------
   Trustees' fees and expenses                37,635           15,639          21,674
   ------------------------------------------------------------------------------------
   Reports to shareholders                    50,422           13,779              --
   ------------------------------------------------------------------------------------
   Registration fees                          90,668           29,203          26,200
   ------------------------------------------------------------------------------------
   Reorganization fees                       398,468           47,145          26,010
   ------------------------------------------------------------------------------------
   Other                                      26,127            4,332              30
   ------------------------------------------------------------------------------------
   Total expenses, before expense
      reductions                          11,011,028        1,495,111       1,388,632
   ------------------------------------------------------------------------------------
   Expense reductions                       (433,308)         (55,532)        (45,509)
   ------------------------------------------------------------------------------------
   Total expenses, after expense
      reductions                          10,577,720        1,439,579       1,343,123
   ------------------------------------------------------------------------------------
   Net investment income                 169,208,695       21,054,739      14,373,842
   ------------------------------------------------------------------------------------
   Realized and unrealized gain
      (loss) on investment
      transactions
   ------------------------------------------------------------------------------------
   Net realized gain (loss) from
      investments                         (7,490,889)               --              --
   ------------------------------------------------------------------------------------
   Net increase in net assets
      resulting from operations      $   161,717,806  $    21,054,739 $    14,373,842
---------------------------------------------------------------------------------------

Statements of Changes in Net Assets

Money Market

                                                         Six months
                                                           ended
                                                        January 31,      Year ended
                                                      2001 (Unaudited)  July 31, 2000
   ------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
   ------------------------------------------------------------------------------------
   Operations:
   Net investment income                              $   169,208,695 $   286,310,845
   ------------------------------------------------------------------------------------
   Net realized gain (loss) from investments               (7,490,889)             --
   ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
      from operations                                     161,717,806     286,310,845
   ------------------------------------------------------------------------------------
   Distributions to shareholders from net investment
      income                                             (169,208,695)   (286,310,845)
   ------------------------------------------------------------------------------------
   Fund share transactions at net asset value of $1
      per share:
   Proceeds from shares sold                            3,399,386,258   7,683,681,521
   ------------------------------------------------------------------------------------
   Reinvestment of distributions                          163,811,588     275,652,792
   ------------------------------------------------------------------------------------
   Cost of shares redeemed                             (3,196,869,246) (7,964,964,771)
   ------------------------------------------------------------------------------------
   Net increase (decrease) from Fund share
      transactions and total increase (decrease) in
      net assets                                          366,328,600      (5,630,458)
   ------------------------------------------------------------------------------------
   Capital contribution from Advisor (see Note 6)           7,490,889              --
   ------------------------------------------------------------------------------------
   Increase (decrease) in net assets                      366,328,600      (5,630,458)
   ------------------------------------------------------------------------------------
   Net Assets
   ------------------------------------------------------------------------------------
   Beginning of period                                  5,103,900,481   5,109,530,939
   ------------------------------------------------------------------------------------
   End of period                                      $ 5,470,229,081 $ 5,103,900,481
---------------------------------------------------------------------------------------

                                       30

Statements of Changes in Net Assets

Government

                                                         Six months
                                                           ended
                                                        January 31,      Year ended
                                                      2001 (Unaudited)  July 31, 2000
   ------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
   ------------------------------------------------------------------------------------
   Operations:
   Net investment income                              $    21,054,739 $    36,941,671
   ------------------------------------------------------------------------------------
   Distributions to shareholders from net investment
      income                                             (21,054,739)    (36,941,671)
   ------------------------------------------------------------------------------------
   Fund share transactions at net asset value of $1
      per share:
   Proceeds from shares sold                              335,202,198     630,833,104
   ------------------------------------------------------------------------------------
   Reinvestment of distributions                           20,405,266      35,715,975
   ------------------------------------------------------------------------------------
   Cost of shares redeemed                              (346,265,552)   (710,119,575)
   ------------------------------------------------------------------------------------
   Net increase (decrease) from Fund share
      transactions and total increase (decrease) in
      net assets                                            9,341,912    (43,570,496)
   ------------------------------------------------------------------------------------
   Net Assets
   ------------------------------------------------------------------------------------
   Beginning of period                                    668,213,315     711,783,811
   ------------------------------------------------------------------------------------
   End of period                                      $   677,555,227 $   668,213,315
---------------------------------------------------------------------------------------

                                       31

Statements of Changes in Net Assets

Tax-Free

                                                         Six months
                                                           ended
                                                        January 31,      Year ended
                                                      2001 (Unaudited)  July 31, 2000
   ------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
   ------------------------------------------------------------------------------------
   Operations:
   Net investment income                              $    14,373,842 $    26,923,023
   ------------------------------------------------------------------------------------
   Distributions to shareholders from net investment
      income                                              (14,373,842)    (26,923,023)
   ------------------------------------------------------------------------------------
   Fund share transactions at net asset value of $1
      per share:
   Proceeds from shares sold                              367,780,741     873,623,983
   ------------------------------------------------------------------------------------
   Reinvestment of distributions                           13,959,922      26,054,482
   ------------------------------------------------------------------------------------
   Cost of shares redeemed                               (377,894,866)   (950,353,847)
   ------------------------------------------------------------------------------------
   Net increase (decrease) from Fund share
      transactions and total increase (decrease) in
      net assets                                      $     3,845,797 $   (50,675,382)
   ------------------------------------------------------------------------------------
   Net Assets
   ------------------------------------------------------------------------------------
   Beginning of period                                    745,384,066     796,059,448
   ------------------------------------------------------------------------------------
   End of period                                      $   749,229,863 $   745,384,066
---------------------------------------------------------------------------------------

financial highlights


The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Zurich Money Market Fund

   Year ended July 31,        2001(a)     2000      1999     1998      1997     1996
   ------------------------------------------------------------------------------------
   Net asset value,
      beginning of period   $ 1.00        1.00     1.00      1.00     1.00      1.00
   ------------------------------------------------------------------------------------
   Net investment income      0.03        0.06     0.05      0.05     0.05      0.05
   ------------------------------------------------------------------------------------
   Less distributions from
      net investment income  (0.03)      (0.06)   (0.05)    (0.05)   (0.05)    (0.05)
   ------------------------------------------------------------------------------------
   Net asset value, end of
      period                $ 1.00        1.00     1.00      1.00     1.00      1.00
   ------------------------------------------------------------------------------------
   Total Return (%)           3.21(b)**   5.78     4.89      5.38     5.27     5.34
   ------------------------------------------------------------------------------------

   Ratios to Average Net Assets and Supplemental Data
   ------------------------------------------------------------------------------------
   Net assets, end of
      period ($ millions)    5,470       5,104    5,110     4,539    4,362     4,226
   ------------------------------------------------------------------------------------
   Ratio of expenses before
      expense reductions
       (%)                    0.40(c)*    0.44     0.46      0.48     0.45      0.50
   ------------------------------------------------------------------------------------
   Ratio of expenses after
      expense reductions
       (%)                    0.39(c)*    0.44     0.46      0.48     0.45      0.50
   ------------------------------------------------------------------------------------
   Ratio of net investment
      income (%)              6.30*       5.61     4.78      5.24     5.14      5.20
---------------------------------------------------------------------------------------

(a)  For the six months ended January 31, 2001 (Unaudited).

(b) Total return for the six months ended January 31, 2001 includes the effect of a voluntary capital contribution from Advisor (see Note 6). Without this contribution, total return would have been lower.

(c) The ratio of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .39% and .39%, respectively (see Notes to the Financial Statements).

*    Annualized

**   Not annualized

Zurich Government Money Fund

   Year ended July 31,         2001(a)    2000      1999     1998      1997     1996
   ------------------------------------------------------------------------------------
   Net asset value,
      beginning of period    $ 1.00       1.00     1.00      1.00     1.00      1.00
   ------------------------------------------------------------------------------------
   Net investment income       0.03       0.05     0.05      0.05     0.05      0.05
   ------------------------------------------------------------------------------------
   Less distributions from
      net investment income   (0.03)     (0.05)   (0.05)    (0.05)   (0.05)    (0.05)
   ------------------------------------------------------------------------------------
   Net asset value, end of
      period                 $ 1.00       1.00     1.00      1.00     1.00      1.00
   ------------------------------------------------------------------------------------
   Total Return (%)            3.13**     5.59     4.78      5.33     5.26      5.34
   ------------------------------------------------------------------------------------

   Ratios to Average Net Assets and Supplemental Data
   ------------------------------------------------------------------------------------
   Net assets, end of period
      ($ millions)              678        668      712       687      671       672
   ------------------------------------------------------------------------------------
   Ratio of expenses before
      expense reductions (%)   0.43(b)*   0.44     0.43      0.43     0.44      0.46
   ------------------------------------------------------------------------------------
   Ratio of expenses after
      expense reductions (%)   0.42(b)*   0.43     0.43      0.43     0.44      0.46
   ------------------------------------------------------------------------------------
   Ratio of net investment
      income (%)               6.14*      5.43     4.67      5.20     5.13      5.20
---------------------------------------------------------------------------------------

(a)  For the six months ended January 31, 2001 (Unaudited).

(b) The ratio of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .42% and .41%, respectively (see Notes to the Financial Statements).

*    Annualized

**   Not annualized

Zurich Tax-Free Money Fund

   Year ended July 31,         2001(a)    2000      1999     1998      1997     1996
   ------------------------------------------------------------------------------------
   Net asset value,
      beginning of period    $ 1.00       1.00     1.00      1.00     1.00      1.00
   ------------------------------------------------------------------------------------
   Net investment income       0.02       0.04     0.03      0.03     0.03      0.03
   ------------------------------------------------------------------------------------
   Less distributions from
      net investment income   (0.02)     (0.04)   (0.03)    (0.03)   (0.03)    (0.03)
   ------------------------------------------------------------------------------------
   Net asset value, end of
      period                 $ 1.00       1.00     1.00      1.00     1.00      1.00
   ------------------------------------------------------------------------------------
   Total Return (%)            1.97**     3.58     2.97      3.46     3.39      3.44
   ------------------------------------------------------------------------------------

   Ratios to Average Net Assets and Supplemental Data
   ------------------------------------------------------------------------------------
   Net assets, end of period
      ($ millions)              749        745      796       816      771       729
   ------------------------------------------------------------------------------------
   Ratio of expenses before
      expense reductions (%)   0.37(b)*   0.39     0.36      0.36     0.37      0.39
   ------------------------------------------------------------------------------------
   Ratio of expenses after
      expense reductions (%)   0.36(b)*   0.39     0.36      0.36     0.37      0.39
   ------------------------------------------------------------------------------------
   Ratio of net investment
      income (%)               3.87*      3.51     2.93      3.39     3.33      3.38
---------------------------------------------------------------------------------------

(a)  For the six months ended January 31, 2001 (Unaudited).

(b) The ratio of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .36% and .36%, respectively (see Notes to the Financial Statements).

*    Annualized

**   Not annualized
notes to financial statements (unaudited)

1. Significant Accounting Policies

Zurich Money Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company organized as a Massachusetts business trust. The Trust currently offers three investment funds ("Funds"). Zurich Money Market Fund invests primarily in short-term high quality obligations of major banks and corporations. Zurich Government Money Fund invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies and repurchase agreements thereon. Zurich Tax-Free Money Fund invests in short-term high quality municipal securities.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Funds value all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Funds must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

Repurchase Agreements. The Funds may enter into repurchase agreements with certain banks and broker/dealers whereby the Funds, through their custodian or sub-custodian bank, receive delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of the Funds is declared as a daily dividend and is distributed to shareholders monthly. For the purposes of the daily dividend, net investment income includes all realized gains (losses) on portfolio securities.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

2. Transactions and Affiliates

Management Agreement. Each Fund has a management agreement with Zurich Scudder Investments, Inc., formerly Scudder Kemper Investments, Inc. ("ZSI" or the "Advisor") and pays a monthly investment management fee of 1/12 of the annual rate of 0.50% of the first $215 million of combined average daily net assets declining to 0.25% of combined average daily net assets in excess of $800 million. During the six months ended January 31, 2001, the Funds incurred the following management fees:

                                                             Management fee  Effective
   Fund                                                         imposed         Rate
   ------------------------------------------------------------------------------------
   Zurich Money Market Fund                                 $  7,125,317        .27%
   ------------------------------------------------------------------------------------
   Zurich Government Money Fund                                  909,589        .27
   ------------------------------------------------------------------------------------
   Zurich Tax-Free Money Fund                                    983,927        .27
---------------------------------------------------------------------------------------

Shareholder Services Agreement. Pursuant to a services agreement with the Funds' transfer agent, Kemper Service Company ("KSvC") is the shareholder service agent of the Trust. For the six months ended January 31, 2001, KSvC received shareholder services fees as follows:

                                                                          Unpaid at
   Fund                                                 Fee imposed   January 31, 2001
   ------------------------------------------------------------------------------------
   Zurich Money Market Fund                           $  2,684,561    $    739,109
   ------------------------------------------------------------------------------------
   Zurich Government Money Fund                            312,638         186,714
   ------------------------------------------------------------------------------------
   Zurich Tax-Free Money Fund                              256,017         128,195
---------------------------------------------------------------------------------------

Officers and Trustees. Certain officers or trustees of the Trust are also officers or directors of ZSI. For the six months ended January 31, 2001, the Trust made no payments to its officers and incurred trustees' fees of $15,356 to independent trustees. In addition, a one-time fee was accrued for payment to those Trustees not affiliated with the Advisor who are not standing for re-election, under the reorganization discussed in Note 5. Inasmuch as the Advisor will also benefit from administrative efficiencies of a consolidated Board, the Advisor has agreed to bear a portion of such costs.

                                                                           Trustee
                                                          Trustee         Severance
   Fund                                                  Severance     Absorbed by ZSI
   -------------------------------------------------------------------------------------
   Zurich Money Market Fund                           $     29,840    $     14,920
   ------------------------------------------------------------------------------------
   Zurich Government Money Fund                             14,642           7,321
   ------------------------------------------------------------------------------------
   Zurich Tax-Free Money Fund                               15,110           7,555
---------------------------------------------------------------------------------------

3. Expense Off-Set Arrangement

Each Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. During the six months ended January 31, 2001, the Funds' custodian and transfer agent fees were reduced as follows:

                                                         Custodian     Transfer agent
   Fund                                                     fee              fee
   ------------------------------------------------------------------------------------
   Zurich Money Market Fund                           $     22,671    $    130,072
   ------------------------------------------------------------------------------------
   Zurich Government Money Fund                                298          16,483
   ------------------------------------------------------------------------------------
   Zurich Tax-Free Money Fund                                2,379          18,236
---------------------------------------------------------------------------------------

4. Line of Credit

The Funds and several affiliated funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Funds may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Reorganization

The Advisor has initiated a program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposes to streamline the management and operations of most of the funds the Advisor advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an administrative fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative are being borne jointly by the Advisor and certain of the affected funds. Those costs, including printing, shareholder meeting expenses and professional fees, are presented as reorganization expenses in the Statement of Operations of the Fund. The Advisor has agreed to bear a portion of such costs.

                                                                       Reorganization
                                                       Reorganization  Costs Absorbed
   Fund                                                    Costs           by ZSI
   ------------------------------------------------------------------------------------
   Zurich Money Market Fund                           $    398,468    $    265,645
   ------------------------------------------------------------------------------------
   Zurich Government Money Fund                             47,145          31,430
   ------------------------------------------------------------------------------------
   Zurich Tax-Free Money Fund                               26,010          17,339
---------------------------------------------------------------------------------------

6. Capital Contribution

On January 16, 2001, the Advisor voluntarily purchased $25,000,000 of Southern California Edison commercial paper from the Zurich Money Market Fund for $7,490,889 in excess of that security's value. The Fund recorded a realized loss of $7,490,889 on the transaction, which was offsest by a payment of an equal amount from the Advisor. The Advisor received no shares of the Fund or other consideration in exchange for such contribution.

7. Adoption of Audit and Accounting Guide for Investment Companies

Each Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. The revised Audit and Accounting Guide will require payments by affiliates to reimburse the effect of a realized or an unrealized gain (loss) on a portfolio investment, often caused by a situation outside of the Fund's, or its affiliates', direct control to be recorded as a separate line item in the Statement of Operations as part of net realized and unrealized gain (loss) from investments. The adoption of this accounting principle will not affect the Fund's net asset value, but will change the classification of certain amounts between the Statement of Operations and the Statements of Changes in Net Assets.

trustees and officers


Trustees
-------------------------------------------------------------------------------
John W. Ballantine        Donald L. Dunaway          Shirley D. Peterson
Trustee                   Trustee                    Trustee
-------------------------------------------------------------------------------
Lewis A. Burnham          Robert B. Hoffman          William P. Sommers
Trustee                   Trustee                    Trustee
-------------------------------------------------------------------------------
Linda C. Coughlin         Donald R. Jones
Trustee and Chairperson   Trustee


Officers
-------------------------------------------------------------------------------
Mark S. Casady            Richard L. Vandenberg      Maureen E. Kane
President                 Vice President             Secretary
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Philip J. Collora         Linda J. Wondrack          Caroline Pearson
Vice     President    and Vice President             Assistant Secretary
Assistant Secretary
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Kathryn L. Quirk          John R. Hebble             Brenda Lyons
Vice President            Treasurer                  Assistant Treasurer
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Frank J. Rachwalski, Jr.
Vice President
Legal Counsel          Vedder, Price, Kaufman & Kammholz
                       222 North LaSalle Street
                       Chicago, IL 60601
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Shareholder Service    Kemper Service Company
Agent                  P.O. Box 219151
                       Kansas City, MO 64121-9151
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Custodian              State Street Bank and Trust Company
                       225 Franklin Street
                       Boston, MA 02110
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Transfer Agent         State Street Bank and Trust Company
                       225 Franklin Street
                       Boston, MA 02110
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Independent Auditors   Ernst & Young LLP
                       233 South Wacker Drive                             [LOGO]
                       Chicago, IL 60606                                  ZURICH

This report must be preceded or accompanied by a Zurich Money Funds prospectus.

                                                Zurich Scudder Investments, Inc.
                                                       222 South Riverside Plaza
                                                          Chicago, IL 60606-5808
                                                             www.zurichfunds.com
                                                                  1-888-987-4241